Note 3 - Property and Equipment, Net	6 Months Ended
Jun. 30, 2019
Notes to Financial Statements
Property, Plant and Equipment Disclosure [Text Block]
3.	Property and equipment, net

Property and equipment consist of the following:

	December 31,	June 30,
	2018	2019
	$	$
		(Unaudited)

Office equipment	143	141
Laboratory equipment	111	115
Motor vehicles	23	23
Leasehold improvements	109	103

	386	382
Less: accumulated depreciation	(104)	(145)

Property and equipment, net	282	237

Depreciation expenses for the
three
and
six
months ended
June 30, 2018
were
$8
and
$20,
respectively. Depreciation expenses for the
three
and
six
months ended
June 30, 2019
were
$23
and
$41,
respectively.